Property, plant and equipment (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense of right-of-use assets	₨ 831	₨ 491
Interest expense on lease liabilities	₨ 227	₨ 230